Stock-Based Compensation (Components Of Stock Options) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period, Options	3.1
Granted, options	0.1
Exercised, Options	(0.9)	[1]
Outstanding at end of period, Options	2.3
Vested or expected to vest at end of period, Total Options	2.3
Exercisable (vested) at end of period, Total Options	2.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of period, Weighted Average Exercise Price per Share | $ / shares	$ 21.30
Granted (in dollars per share) | $ / shares	43.77
Exercised, Weighted Average Exercise Price per Share | $ / shares	19.80	[1]
Outstanding at end of period, Weighted Average Exercise Price per Share | $ / shares	23.13
Vested or expected to vest at end of period, Weighted Average Exercise Price per Share | $ / shares	23.13
Exercisable (vested) at end of period, Weighted Average Exercise Price per Share | $ / shares	$ 21.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at end of period, Weighted Average Remaining Contractual Life in Years	4 years 1 month 6 days
Vested or expected to vest at end of period, Weighted Average Remaining Contractual Life in Years	4 years 1 month 6 days
Exercisable (vested) at end of period, Weighted Average Remaining Contractual Life in Years	3 years 7 months 6 days
Outstanding at end of period, Aggregate Intrinsic Value | $	$ 58.9
Vested or expected to vest at end of period, Aggregate Intrinsic Value | $	58.9
Exercisable (vested) at end of period, Aggregate Intrinsic Value | $	$ 57.8
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period, Options	2.9
Granted, options	0.1
Exercised, Options	(0.9)	[1]
Outstanding at end of period, Options	2.1
Deferred Compensation Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period, Options	0.2
Granted, options	0.0
Exercised, Options	0.0	[1]
Outstanding at end of period, Options	0.2
Other-Primarily Outside Directors' Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of period, Options	0.0	[2]
Granted, options	0.0
Exercised, Options	0.0	[2],[3]
Outstanding at end of period, Options	0.0	[2]

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246OTU1Rjk4Mjg1NDA4NThDNDgxOEE4QzE1RDU2MDU2NDkM}
[2]	A small amount of options related to this plan (less than .1) were outstanding at December 31, 2016.
[3]	Prior to 2005, we granted options with a below market exercise price under the terms of our Deferred Compensation Program. In 2005, we amended the Program to provide only “at market” stock options. During 2016, there were no significant options exercised at a below market exercise price, and less than .1 of these options remain outstanding at December 31, 2016.